Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($) (In thousands)
2024	897,698	403,569	486,976	239,307	19.73	(48,697)
2023	1,002,989	527,419	552,058	368,472	37.05	(24,396)
2022	1,423,994	378,843	771,427	381,318	43.21	(29,279)

Named Executive Officers, Footnote	William W. Smith, Jr. was the Company’s PEO during each of 2022, 2023 and 2024. The other Non-PEO NEOs during 2024 and 2023 were Messrs. Kempton and Cameron and during 2022 were Mr. Kempton and David P. Sperling, the Company’s Chief Technology Officer.
PEO Total Compensation Amount	$ 897,698	$ 1,002,989	$ 1,423,994
PEO Actually Paid Compensation Amount	$ 403,569	527,419	378,843
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” for PEO:

	2024	2023	2022
Summary Compensation Table Total for PEO (column (b) above)	$897,698	$1,002,989	$1,423,994
Deduction for amounts reported under the “Stock Awards” column the SCT	$(433,507)	$(393,017)	$(675,500)
Increase for fair value at year end of awards granted during year and remain unvested at year end	$67,427	$172,859	$333,047
Increase for fair value at vesting date of awards granted during year that vested during year	$75,975	$51,787	$41,342
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested at year end	$(103,120)	$(192,159)	$(427,952)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(89,563)	$(93,870)	$(294,593)
Deduction for fair value from prior year of awards granted prior to year that were forfeited during year	$(11,341)	$(21,170)	$(21,495)
Compensation Actually Paid to PEO (column (c) above)	$403,569	$527,419	$378,843

Non-PEO NEO Average Total Compensation Amount	$ 486,976	552,058	771,427
Non-PEO NEO Average Compensation Actually Paid Amount	$ 239,307	368,472	381,318
Adjustment to Non-PEO NEO Compensation Footnote
Average Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs:

	2024	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs (column (d) above)	$486,976	$552,058	$771,427
Deduction for the average of amounts reported under the “Stock Awards” column the SCT	$(221,007)	$(209,076)	$(386,000)
Increase for average of fair value at year end of awards granted during year and remain unvested at year end	$34,178	$94,458	$190,313
Increase for average of fair value at vesting date of awards granted during year that vested during year	$35,509	$28,549	$23,624
Change in average of fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested at year end	$(54,123)	$(62,264)	$(122,914)
Change in average of fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(36,094)	$(24,164)	$(88,989)
Deduction for average of fair value from prior year of awards granted prior to year that were forfeited during year	$(6,132)	$(11,089)	$(6,143)
Average Compensation Actually Paid to Non-PEO NEOs (column (e) above) (1)	$239,307	$368,472	$381,318
(1) No dividends or other earnings were paid or accrued with respect to the equity contemplated in this table, and no adjustments, amendments or modifications were made with respect to any equity awards.

Compensation Actually Paid vs. Total Shareholder Return
Comparison to Total Shareholder Return. The values included in the column for “compensation actually paid” to our PEO and to the Non-PEO NEOs is calculated in accordance with the SEC promulgated disclosure rules in each of the fiscal years reported above and over the three-year cumulative period and shows how the compensation awarded to them changed year-over-year and is generally aligned to the Company’s total shareholder return. This alignment is due to the fact that a significant portion of “compensation actually paid” is comprised of equity awards, which decreased in value during each of 2022, 2023 and 2024. The majority of equity awards granted to NEOs in 2024 were granted prior to, and therefore subject to, the Company’s 1-for-8 reverse stock split completed in April 2024. In addition, base compensation for all NEOs was reduced by 10% beginning in March 2023, no bonuses were paid to the NEOs for the second quarter 2023 performance, and additional equity award grants in 2023 replaced cash bonuses for the third and fourth quarter 2023 performance, a portion of which remained unvested at December 31, 2023, which further aligned average compensation paid to our NEOs to shareholder return throughout 2023. During 2024, the 10% reduction in NEO base salaries continued throughout the year, no cash bonuses were paid to the NEOs, and additional equity award grants replaced cash bonuses for the first through fourth quarter 2024 performance, a portion of which remained unvested at December 31, 2024, which further aligned average compensation paid to our NEOs to shareholder return throughout 2024.

Compensation Actually Paid vs. Net Income
Comparison to Net Income. We believe the amount of “compensation actually paid” to the PEO and to the Non-PEO NEOs is generally aligned with the Company’s net loss, as the continued net loss is relatively consistent with the non-equity related compensation, which, as indicated above, is comprised of base salary and incentive compensation. Our cash bonus compensation, which was paid for the first quarter of 2023 and for all of 2022, is generally measured based on revenue and operating expenses as compared to an operating plan, which align with the primary drivers of the net loss. The cash bonus programs that our NEOs have historically participated in were suspended beginning in the second quarter of 2023 and continuing throughout 2024. As a result, no cash bonuses were paid to the NEOs for these periods. For each of the third and fourth quarters of 2023 and for all of 2024, the cash bonus component of our NEOs' compensation was replaced by performance-based equity awards. The continued net losses in 2024, 2023 and 2022 also contributed to the decrease in share price over that period, which has resulted in the reductions in value of these equity awards.

Total Shareholder Return Amount	$ 19.73	37.05	43.21
Net Income (Loss)	$ (48,697,000)	$ (24,396,000)	$ (29,279,000)
PEO Name	William W. Smith, Jr.	William W. Smith, Jr.	William W. Smith, Jr.
Additional 402(v) Disclosure	“Compensation actually paid” is an SEC-derived and required reporting metric, premised on the reported total in the Summary Compensation Table for the PEO and the average Summary Compensation Table totals for the Non-PEO NEOs, subject to the adjustments set forth below to arrive at “compensation actually paid” for our PEO and for our non-PEO NEOs during each of the years set forth in the table above.Columns (c) and (e) for year 2023 reflect immaterial revisions to those numbers presented in our 2024 proxy statement due to mathematical error.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (433,507)	$ (393,017)	$ (675,500)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,427	172,859	333,047
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,975	51,787	41,342
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,120)	(192,159)	(427,952)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,563)	(93,870)	(294,593)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,341)	(21,170)	(21,495)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,007)	(209,076)	(386,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,178	94,458	190,313
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,509	28,549	23,624
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,123)	(62,264)	(122,914)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,094)	(24,164)	(88,989)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,132)	$ (11,089)	$ (6,143)